Revenue Liquefaction services revenue (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2018 USD ($) $ / barrel	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 248,665	$ 85,950
Amortization of Day 1 gain	[1]	$ (12,258)	580
Oil price per barrel | $ / barrel		60
Contract with customer, liability, revenue recognized		$ 33,763
Derivative asset		16,225		$ 10,166
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		68,552	0
Liquefaction Services
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		73,101	0
Amortization of deferred commissioning period billing		1,412	0
Amortization of Day 1 gain		3,329	0
Other		$ (192)	$ 0

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.